SEGMENT INFORMATION - Net sales by product (Details) - BRL (R$) R$ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
SEGMENT INFORMATION
Net sales	R$ 9,159,634	R$ 11,519,655	R$ 20,436,017	R$ 21,262,490
Market pulp
SEGMENT INFORMATION
Net sales			R$ 16,302,347	R$ 17,496,421
Fluff pulp
SEGMENT INFORMATION
Percentage of total net sales			0.80%	0.80%
Printing and writing paper
SEGMENT INFORMATION
Net sales			R$ 3,384,698	R$ 3,089,666
Tissue
SEGMENT INFORMATION
Percentage of total net sales			3.10%	2.50%
Paperboard
SEGMENT INFORMATION
Net sales			R$ 708,576	R$ 644,809
Other products
SEGMENT INFORMATION
Net sales			R$ 40,396	R$ 31,594